Leases - Additional Information (Details) ft² in Thousands, $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jul. 01, 2012 ft²
Operating lease costs		$ 3,200	$ 3,100
Operating Lease, Right-of-Use Asset		9,987	12,384
Operating Lease, Liability		10,864	$ 13,219
Area of Land | ft²					49,375
Seattle [Member]
Operating Lease, Right-of-Use Asset				$ 9,200
Operating Lease, Liability				$ 9,400
Debt Instrument, Interest Rate, Stated Percentage				4.97%
Lessee, Operating Lease, Renewal Term	61 months
Lessee Operating Lease Expired Term	2024-10
Gangnamgu [Member]
Operating Lease, Right-of-Use Asset		5,600
Operating Lease, Liability		$ 5,600
Debt Instrument, Interest Rate, Stated Percentage		6.07%
Area of Land | ft²		31,636
Lessee Operating Sub Lease Expired Term		2023-09